OTHER EXPENSES	9 Months Ended
Dec. 31, 2021
OTHER EXPENSES
OTHER EXPENSES

13. OTHER EXPENSES

(a)  Other operating expenses

	Three months ended December 31,		Nine months ended December 31,
	2021	2020	2021	2020
Amortization of intangible assets	$7,625	$3,840	$14,999	$12,458
Depreciation of property and equipment	3,047	1,506	4,829	5,840
Bad debt expense	8,866	3,358	19,976	26,960
Share-based compensation	418	1,535	1,445	5,657
	$19,956	$10,239	$41,249	$50,915

(b)  Employee expenses

	Three months ended December 31,		Nine months ended December 31,
	2021	2020	2021	2020
Wages, salaries and commissions	$20,273	$12,587	$60,802	$46,305
Benefits	6,023	7,571	19,560	21,588
	$26,296	$20,158	$80,362	$67,893

Employee expenses of $16.6 million and $9.7 million are included in administrative expense and selling and marketing expenses, respectively, for the three months ended December 31, 2021, compared to $12.2 million and $8.0 million, respectively, for the three months ended December 31, 2020. Employee expenses of $50.9 million and $29.5 million are included in administrative expense and selling and marketing expenses, respectively, for the nine months ended December 31, 2021, compared to $44.7 million and $23.2 million, respectively, for the nine months ended December 31, 2020.